Income Tax Benefit / (Loss) (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Benefit / (Loss) [Abstract]
Schedule of Components of Income Tax Expense Comprise
	2026 A$	2025 A$
(a) The components of income tax expense comprise:

Current income tax expense / (benefit)	-	-

(b) The prima facie tax loss before income tax is reconciled to the income tax (benefit) / expense as follows:

Net (loss) for before income tax	(53,316,618)	(6,033,416)

Income tax rate	30%	25%
Prima facie tax benefit on loss from activities	(15,994,985)	(1,508,354)
Non-assessable / non-deductible amounts:
Share based payments	10,486,319	474,834
Impairment	406,982	191,852
Other non-deductible amounts	503,284	-
Deferred tax in respect of current year tax losses and temporary differences	4,598,400	841,668

Income tax expense	-	-

(c) Deferred tax assets have not been recognised in respect of the following:
Total tax losses	29,967,342	17,671,593
Deferred tax asset not recognised	8,990,203	4,417,898

	2025 $	2024 $
The components of income tax expense comprise:

(a) Current income tax expense / (benefit)	-	-

(b) The prima facie tax loss before income tax is reconciled to the income tax (benefit) / expense as follows:

Net loss for Resolution Minerals Ltd	(6,033,416)	(16,988,681)

Income tax rate	25%	25%
Prima facie tax benefit on loss from activities before income tax	(1,508,354)	(4,247,170)
Non-deductible amounts:
U.S non-deductible expenses	335,687
Share based payments	474,834	250,665
Impairment	191,852	4,079,858
Tax effect of temporary differences not brought to account	(151,722)	(182,468)

Deferred tax asset not recognised as criteria not met	657,703	99,115
Income tax expense attributable to entity	-	-

(c) Deferred tax assets have not been recognised in respect of the following:
Total tax losses	17,671,593	15,040,780
Deferred tax asset not recognised	4,417,898	3,760,195